Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 17,960	$ 15,700
Intangible assets	6,441	6,394
Acquisition contract liabilities	(279)	(372)
Property and equipment	76	40
Accrued expenses and reserves	424	487
Other	6	8
Total deferred tax assets	24,628	22,257
Less valuation allowance	(24,628)	(22,257)
Net deferred taxes